USAA MUTUAL FUNDS TRUST

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

Supplement dated April 1, 2021,

to the Prospectuses dated June 29, 2020, ("Prospectuses"), as Supplemented

Effective April 1, 2021, the following changes have been incorporated into the Prospectuses for each Fund.

The first paragraph under the subsection "The Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES" in the Funds' Prospectuses is deleted and replaced with the following:

The Funds' main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of a fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

8.1.STATPRO-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

USAA California Bond Fund

USAA New York Bond Fund

USAA Virginia Bond Fund

USAA Global Equity Income Fund

USAA Target Managed Allocation Fund

Supplement dated April 1, 2021, to the Statements of Additional Information

dated June 29, 2020, ("SAI"), as Supplemented

Effective April 1, 2021, the first paragraph under the subsection "Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES" of each SAI is deleted and replaced with the following:

The main safeguard of the Fund's and each series of the Trust (together, the "Affiliated Funds") against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Affiliated Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of the Fund. Generally, persons with a history of three short- term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Affiliated Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of the Fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

8.1.SAI-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Managed Allocation Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

Supplement dated April 1, 2021,

to the Prospectuses dated October 1, 2020, ("Prospectuses"), as Supplemented

Effective April 1, 2021, the following changes have been incorporated into the Prospectuses for each Fund.

The first paragraph under the subsection "The Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES" in the Funds' Prospectuses is deleted and replaced with the following:

The Funds' main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of a fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1.STATPRO-SUP2(0421)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Conservative Fund

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Equity Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Government Securities Fund

USAA International Fund

USAA Managed Allocation Fund

USAA Precious Metals and Minerals Fund

USAA Sustainable World Fund

USAA Treasury Money Market Trust

Supplement dated April 1, 2021, to the Statement of Additional Information

dated October 1, 2020, ("SAI"), as Supplemented

Effective April 1, 2021, the first paragraph under the subsection "Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES" of the SAI is deleted and replaced with the following:

The main safeguard of the Fund's and each series of the Trust (together, the "Affiliated Funds") against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Affiliated Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of the Fund. Generally, persons with a history of three short- term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Affiliated Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of the Fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1.SAI-SUP3(0421)

USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth Fund

USAA Growth & Income Fund

USAA High Income Fund

USAA Income Fund

USAA Income Stock Fund

USAA Intermediate-Term Bond Fund

USAA Science & Technology Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated April 1, 2021,

to the Prospectuses dated December 1, 2020, ("Prospectuses"), as Supplemented

Effective April 1, 2021, the following changes have been incorporated into the Prospectuses for each Fund.

The first paragraph under the subsection "The Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES" in the Funds' Prospectuses is deleted and replaced with the following:

The Funds' main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of a fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

12.1.STATPRO-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth Fund

USAA Growth & Income Fund

USAA High Income Fund

USAA Income Fund

USAA Income Stock Fund

USAA Intermediate-Term Bond Fund

USAA Money Market Fund

USAA Short-Term Bond Fund

USAA Science & Technology Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated April 1, 2021, to the Statement of Additional Information

dated December 1, 2020, ("SAI"), as Supplemented

1.Effective April 1, 2021, the first paragraph under the subsection "Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES" of the SAI is deleted and replaced with the following:

The main safeguard of the Fund's and each series of the Trust (together, the "Affiliated Funds") against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Affiliated Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of the Fund. Generally, persons with a history of three short- term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Affiliated Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of the Fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

2.The following information is added immediately following the Interested Trustees' table found on page 51 of the SAI.

Trustee Qualifications

The Board believes that all the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee's professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for Victory Capital and, ultimately, the Funds' shareholders.

The following summarizes the experience and qualifications of the Trustees.

▪Jefferson C. Boyce. Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over six years' experience as a Board member of the USAA Mutual Funds.

▪David C. Brown. Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

▪Dawn M. Hawley. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers, as well as over six years' experience as a Board member of the USAA Mutual Funds.

▪Robert L. Mason. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 24 years' experience as a Board member of the USAA Mutual Funds.

▪Daniel S. McNamara. Mr. Dan McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

▪Paul L. McNamara. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over eight years' experience as a Board member of the USAA Mutual Funds. Paul L. McNamara is of no relation to Daniel S. McNamara.

▪Richard Y. Newton, III. Lt. Gen. Newton brings to the Board extensive management and military experience, as well as over three years' experience as a Board member of the USAA Mutual Funds.

▪Barbara B. Ostdiek. Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over 13 years' experience as a Board member of the USAA Mutual Funds.

▪John C. Walters. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operational, financial, and investment risk.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE. Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

12.1.SAI-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Income Fund Class Z

USA Tax Exempt Long-Term Fund Class Z

USAA Tax Exempt Intermediate-Term Fund Class Z

USAA Tax Exempt Short-Term Fund Class Z

Supplement dated April 1, 2021, to the Statements of Additional Information

dated February 5, 2021, ("SAIs")

The following information is added immediately following the Interested Trustees' table in the SAIs.

Trustee Qualifications

The Board believes that all the Trustees bring to the Board a wealth of executive leadership experience derived from their service as executives, board members, and leaders of diverse companies, academic institutions, and community and other organizations. The Board also believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. In determining whether an individual is qualified to serve as a Trustee of the Funds, the Board considers a wide variety of information about the Trustee, and multiple factors contribute to the Board's decision. However, there are no specific required qualifications for Board membership. Each Trustee is determined to have the experience, skills, and attributes necessary to serve the Funds and their shareholders because each Trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the Board. The Board also considers the individual experience of each Trustee and determines that the Trustee's professional experience, education, and background contribute to the diversity of perspectives on the Board. The business experience and objective thinking of the Trustees are considered invaluable assets for Victory Capital and, ultimately, the Funds' shareholders.

The following summarizes the experience and qualifications of the Trustees.

▪Jefferson C. Boyce. Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management as well as over six years' experience as a Board member of the USAA Mutual Funds.

▪David C. Brown. Mr. Brown brings to the Board extensive business, finance and leadership skills gained and developed through years of experience in the financial services industry, including his tenure overseeing the strategic direction as CEO of Victory Capital. These skills, combined with Mr. Brown's extensive knowledge of the financial services industry and demonstrated success in the development and distribution of investment strategies and products, enable him to provide valuable insights to the Board and strategic direction for the Funds.

▪Dawn M. Hawley. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers, as well as over six years' experience as a Board member of the USAA Mutual Funds.

▪Robert L. Mason. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 24 years' experience as a Board member of the USAA Mutual Funds.

▪Daniel S. McNamara. Mr. Dan McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

▪Paul L. McNamara. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over eight years' experience as a Board member of the USAA Mutual Funds. Paul L. McNamara is of no relation to Daniel S. McNamara.

▪Richard Y. Newton, III. Lt. Gen. Newton brings to the Board extensive management and military experience, as well as over three years' experience as a Board member of the USAA Mutual Funds.

▪Barbara B. Ostdiek. Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over 13 years' experience as a Board member of the USAA Mutual Funds.

▪John C. Walters. Mr. Walters brings significant Board experience including active involvement with the board of a Fortune 500 company, and a proven record of leading large, complex financial organizations. He has a demonstrated record of success in distribution, manufacturing, investment brokerage, and investment management in both the retail and institutional investment businesses. He has substantial experience in the investment management business with a demonstrated ability to develop and drive strategy while managing operational, financial, and investment risk.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Class_Z.SAI-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

Supplement dated April 1, 2021,

to the Prospectus dated May 1, 2020, as Supplemented June 29, 2020,

for all Funds except USAA Nasdaq-100 Index Fund dated June 29, 2020 ("Prospectus"), as Supplemented

USAA Global Managed Volatility Fund

Supplement dated April 1, 2021,

to the Prospectus dated May 1, 2020, ("Prospectus"), as Supplemented

Effective April 1, 2021, the following changes have been incorporated into the Prospectus for each Fund.

The first paragraph under the subsection "The Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES" in the Funds' Prospectuses is deleted and replaced with the following:

The Funds' main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of a fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1.STATPRO-SUP2(0421)

USAA MUTUAL FUNDS TRUST

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

USAA Global Managed Volatility Fund

USAA Ultra Short-Term Bond Fund

Supplement dated April 1, 2021,

to the Statement of Additional Information dated May 1, 2020,

as Supplemented June 29, 2020,

for all Funds except USAA Nasdaq -100 Index Fund

and USAA Ultra Short-Term Bond Fund, which is Amended and Restated

June 29, 2020 ("SAI"), as Supplemented

Effective April 1, 2021, the first paragraph under the subsection "Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES" of the SAI is deleted and replaced with the following:

The main safeguard of the Fund's and each series of the Trust (together, the "Affiliated Funds") against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Affiliated Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of the Fund. Generally, persons with a history of three short- term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Affiliated Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of the Fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.SAI-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated April 1, 2021,

to the Prospectus dated May 1, 2020, ("Prospectus"), as Supplemented

Effective April 1, 2021, the following changes have been incorporated into the Prospectus for the Funds.

The first paragraph under the subsection "The Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES" in the Funds' Prospectuses is deleted and replaced with the following:

The Funds' main safeguard against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Funds deem that certain excessive short-term trading activities are not in the best interest of the fund because such activities can hamper the efficient management of the fund. Generally, persons with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of a fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.TRSTATPRO-SUP(0421)

USAA MUTUAL FUNDS TRUST

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund

Supplement dated April 1, 2021, to the Statement of Additional Information

dated May 1, 2020, ("SAI"), as Supplemented

Effective April 1, 2021, the first paragraph under the subsection "Funds' Right to Reject Purchase and Exchange Orders and Limit Trading in Accounts" found under the section titled "ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES" of the SAI is deleted and replaced with the following:

The main safeguard of the Fund's and each series of the Trust (together, the "Affiliated Funds") against excessive short-term trading is their right to reject purchase or exchange orders if in the best interest of the affected Fund. In exercising this discretion to reject purchase and exchange orders, the Affiliated Funds deem that certain excessive short-term trading activities are not in the best interest of the affected Fund because such activities can hamper the efficient management of the Fund. Generally, persons with a history of three short- term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended. The Affiliated Funds also reserve the right to restrict future purchases or exchanges if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption or exchange. Finally, each Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short- term trading activities if in the best interest of the Fund. For this purpose, a short-term transaction is a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.TRSAI-SUP(0421)